Financial assets at fair value (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of fair value measurement of assets [abstract]
Disclosure of financial instruments [text block]
Financial assets at Fair Value through Profit or Loss
Financial assets at fair value through profit or loss include the following:

Instrument	Reference		Maturity date	Interest rate (%)	Linked with	2025	2024
Argentina Treasury Bonds	TV24		Apr.25	—%	Dollar linked	—	—
Argentina Treasury Bonds	TDG24		Apr.25	—%	U.S. Dollar/CER index*	—	—
Argentina Treasury Bonds	TDE25		Jan.26	—%	U.S. Dollar/CER index*	—	2,149
Argentina Treasury Bonds	TV25		Mar.26	—%	Dollar linked	—	9,130
Argentina Treasury Bonds	TZV25		Jun.26	—%	Dollar linked	—	61,136
Argentina Treasury Notes	S31E5		Jan.26	—%	—	—	29,918
Argentina Treasury Notes	S29G5		Aug.26	—%	—	—	5,875
Argentina Treasury Notes	S30J5		Jun.26	—%	—	—	5,676
Argentina Treasury Notes	S31L5		Jul.26	—%	—	—	583
Other Money Market Funds	LFT		Jan.26	—%	—	—	14,852
Argentina Treasury Notes	D16E6	(i)	Jan-26	—%	Dollar linked	9,139	—
Brazil Money Market	LFT		Mar-26	—%	—	1,757	—
						10,896	129,319
*Stabilization Reference Coefficient adjusted by inflation
Financial assets at Amortized Cost:

Instrument	Reference		Maturity date	Interest rate (%)	Linked with	2025 (i)	2024 (i)
US Treasury Bonds	US912797RU32	(i)	Feb-26	0.0%	—	16,759	—
US Treasury Bonds	US912797QN08	(i)	May-26	0.0%	—	48,244	—
US Treasury Bonds	US912797QX89	(i)	Jun-26	0.0%	—	7,563	—
US Treasury Bonds	US912797RF64		Jul-26	0.0%	—	7,563	—
US Treasury Bonds	US912797SW88	(i)	May-26	0.0%	—	7,563	—
Banco Diners	C049001		Nov-26	5.65%	—	501	—
						88,193	—
						99,089	129,319
(i)    As of December 31, 2025 and December 31, 2024, certain financial assets with a carrying amount of US$74,478 and US$42,052, respectively, were held as security for the borrowings detailed in Note 22. Financial Liabilities.